SCHEDULE OF ESTIMATED AGGREGATE AMORTIZATION EXPENSE (Details)	Dec. 31, 2025 USD ($)
Accounting Changes and Error Corrections [Abstract]
2026	$ 493,415
2027	493,415
2028	493,416
2029 and thereafter
Total	$ 1,480,246